Document And Entity Information	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	WD-40 COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	000-06936
Entity Tax Identification Number	95-1797918
Entity Address, Address Line One	9715 Businesspark Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	(619)
Local Phone Number	275-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	WDFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000105132